Long-Term Borrowings (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Debt Instrument [Line Items]
Long-term borrowings	$ 19,500	$ 19,000	[1]	$ 16,000	[1]
Zero Point Five Four Due In Two Year [Member]
Debt Instrument [Line Items]
Long-term borrowings		0	[1]	2,000	[1]
Zero Point Four Four Due In Two Years [Member]
Debt Instrument [Line Items]
Long-term borrowings		0	[1]	2,000	[1]
Zero Point Six Two Due In Three Years [Member]
Debt Instrument [Line Items]
Long-term borrowings		2,000	[1]	2,000	[1]
Zero Point Nine Eight Due In Three Years [Member]
Debt Instrument [Line Items]
Long-term borrowings		5,000	[1]	5,000	[1]
Zero Point Four Four Due In Three Year [Member]
Debt Instrument [Line Items]
Long-term borrowings		2,000	[1]	0	[1]
One Point Four Six Due In Four Year [Member]
Debt Instrument [Line Items]
Long-term borrowings		2,500	[1]	2,500	[1]
One Point One Two Due In Four Year [Member]
Debt Instrument [Line Items]
Long-term borrowings		2,500	[1]	0	[1]
One Point Eight Eight Due In Five Years [Member]
Debt Instrument [Line Items]
Long-term borrowings		2,500	[1]	2,500	[1]
One Point Six Two Due In Five Years [Member]
Debt Instrument [Line Items]
Long-term borrowings		$ 2,500	[1]	$ 0	[1]

[1]	Fixed rate advances